Other current non-financial assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of other current non-financial assets [Abstract]
Deferred contract costs		₨ 172		₨ 139
Current prepayments		1,154		832
Current receivables from taxes other than income tax		2,225		1,768
Other receivables	[1]	472		385
Other current non-financial assets		₨ 4,023	$ 43	₨ 3,124

[1]	Represents trade advances